Other Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Intangible Assets [Line Items]
Indefinite lived intangible assets - Trade names, trademarks and distribution rights	$ 118,205	$ 131,271
Finite lived intangible assets:
Accumulated amortization	(28,224)	(22,909)
Finite lived intangible assets, net	42,276	55,205
Intangible assets, net	160,481	186,476
Customer Relationships
Finite lived intangible assets:
Finite lived intangible assets	68,981	76,595
Trade Name
Finite lived intangible assets:
Finite lived intangible assets	1,150	1,150
Noncompete Agreements
Finite lived intangible assets:
Finite lived intangible assets	$ 369	$ 369